RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 28. RELATED PARTY TRANSACTIONS AND BALANCES

Other receivable - related parties

The details of other receivable - related parties are as below:

	June 30,	June 30,	June 30,
	2025	2026	2026
Related Parties	RMB	RMB	US Dollars
Due from related parties	¥67,976	¥400,000	$58,953
Total	¥67,976	¥400,000	$58,953

Contract liabilities- related parties

The details of contract liabilities- related parties are as below:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Contract liability from unconsolidated entities	¥—	¥400,000	$58,953
Total contract liabilities- related parties	¥—	¥400,000	$58,953

Leases from related parties - The Company has various agreements for the lease of office space owned by the founders and their family members. The terms of the agreement state that the Company will continue to lease the property at a monthly rent of ¥96,875 ($13,524) with annual rental expense at ¥1,162,500 ($ 162,288).

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	US Dollars
Nanjing Recon	One of the founders	April 1, 2026 - March 31, 2028	¥40,000	$5,895
BHD	One of the founders	January 1, 2026- Dec 31, 2028	33,250	4,900
BHD	One of the founders	January 1, 2026 - Dec 31, 2028	23,625	3,482

As of June 30, 2025, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥696,851 and ¥355,601, respectively.

As of June 30, 2026, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥2,481,013 ($365,656) and ¥2,708,513 ($399,186), respectively.

Guarantee/collateral related parties - The Company’s founders provide guarantee and collateral for the Company’s short-term bank loans (see Note 17).